LEASES - Additional Information (Details)	Dec. 31, 2024
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	3 years
Operating lease renewal term (in years)	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	6 years
Operating lease renewal term (in years)	5 years